Related Party Balances and Transactions (Details) $ in Millions			9 Months Ended
	Jan. 13, 2022 USD ($)	Aug. 13, 2019 USD ($)	Sep. 30, 2025 USD ($)
Related Party Balances and Transactions [Line Items]
Line of credit debt financing		$ 15.0
Line of credit period	3 years
Indebtedness rate	10	8
Undrawn line of credit amount		$ 12.0
Line of credit amount	$ 1.0
Line of credit maturity date	Jan. 12, 2023
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage			50.00%
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage			20.00%
Aeneas Group Limited [Member]
Related Party Balances and Transactions [Line Items]
Line of credit period		3 years
Libra Sciences Limited [Member]
Related Party Balances and Transactions [Line Items]
Outstanding amount			$ 0.5
Allowance for credit loss recognized			$ 0.5